INCOME TAXES (Q1) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jul. 14, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Related Party Transaction [Line Items]
Effective tax rate		124.64%
Income tax expense		$ 117	$ 52	$ 3,085	$ 137
Refund of preclosing taxes to be paid to Sellers	100.00%			100.00%
Refund of preclosing taxes to be paid to Sellers, period after closing	2 years			2 years
Deferred tax asset				$ 11,924
Additional paid-in capital		(37,261)		(48,027)	0	$ (50,271)
Tax receivable agreement liability current		$ 510		$ 510	$ 0
DMSH
Related Party Transaction [Line Items]
Equity method investment, ownership percentage		55.50%		55.50%
Blocker Corp
Related Party Transaction [Line Items]
Equity method investment, ownership percentage		56.20%
Deferred tax asset	$ 20,100			$ 20,100
Income taxes receivable	199			199
Tax receivable agreement, liability	16,300	$ 16,300		16,300
Additional paid-in capital	$ 4,000			4,000
Tax receivable agreement liability current		$ 500		$ 510